Quarterly Statement of Operations Information	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Quarterly Statement of Operations Information
18.	Quarterly Statement of Operations Information (Unaudited)

The following table presents a summary of quarterly results of operations for fiscal 2012 and 2011:

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter(2)
Total revenue	$472,711	$471,165	$470,228	$588,548
Gross profit	249,370	226,110	244,640	274,317
Net income (loss) (1)	20,812	(40,273)	23,594	(77,767)
Diluted net income (loss) per common share	$0.08	$(0.15)	$0.09	$(0.29)

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Total revenue	$432,571	$438,651	$451,082	$467,045
Gross profit	224,734	220,687	234,561	243,199
Net income (3)	10,940	82,445	36,196	27,569
Diluted net income per common share	$0.04	$0.31	$0.14	$0.10

(1)	Net loss in the second quarter of fiscal 2012 includes a charge for the discontinuance of the Adiana product line of $18.3 million and the loss on debt extinguishment of $42.3 million. See Note 5 for further discussion. Net loss in the fourth quarter of fiscal 2012 includes additional amortization expense from the Gen-Probe acquisition of $29.7 million, direct acquisition transaction costs of $30.7 million, and restructuring charges of $16.7 million, a goodwill impairment charge of $5.8 million and an in-process research and development charge of $4.5 million.
(2)	The fourth quarter was a 14-week quarter compared to all other quarters which were 13-week quarters.
(3)	Net income in the first quarter of fiscal 2011 includes a loss on debt extinguishment of $29.9 million and the second quarter of fiscal 2011 includes a gain on the sale of intellectual property of $84.5 million. See Notes 5 and 7 for further discussion.

Note 18.	Quarterly Information (Unaudited)

The following tables set forth the quarterly results of operations for each quarter within the two-year period ended December 31, 2011. The information for each of these quarters is unaudited and has been prepared on the same basis as the Company’s audited consolidated financial statements. In the opinion of management, all necessary adjustments, consisting only of normal recurring accruals, have been included to fairly present the unaudited quarterly results when read in conjunction with the Company’s audited consolidated financial statements and related notes. The results of operations for any quarter are not necessarily indicative of results for any future period.

	2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
	(In thousands, except per share data)
Product sales	$138,112	$132,921	$136,393	$155,162
Total revenues	143,038	135,898	139,123	158,175
Cost of product sales (excluding acquisition-related intangible amortization)	41,943	39,431	40,529	51,742
Gross profit	96,169	93,490	95,864	103,420
Total operating expenses	108,386	106,086	106,766	128,746
Net income (loss)	23,277	22,344	(15,356)	19,859
Net income (loss) per share (1)
Basic	$0.49	$0.47	$(0.33)	$0.43
Diluted	$0.48	$0.45	$(0.33)	$0.42

	2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
	(In thousands, except per share data)
Product sales	$130,569	$132,734	$128,313	$131,093
Total revenues	135,419	138,649	132,565	136,694
Cost of product sales (excluding acquisition-related intangible amortization)	42,661	44,311	42,146	40,104
Gross profit	87,908	88,423	86,167	90,989
Total operating expenses	104,018	104,456	97,162	99,846
Net income	24,193	28,110	27,396	27,238
Net income per share (1)
Basic	$0.49	$0.57	$0.57	$0.57
Diluted	$0.48	$0.57	$0.56	$0.56

(1)	Amounts shown may reflect rounding adjustments.